Investment in Impaired Loans by Class of Finance Receivable (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	¥ 61,412	¥ 80,426
Unpaid principal balance	60,885	79,718
Average recorded investment	72,428	79,789
Interest Income Recognized	3,567	3,721
Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	9,962	18,203
Unpaid principal balance	9,962	18,203
Average recorded investment	14,464	20,618
Interest Income Recognized	100	166
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	34,179	40,487
Unpaid principal balance	33,661	39,797
Average recorded investment	37,997	39,616
Interest Income Recognized	2,760	3,056
Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	3,361	5,742
Unpaid principal balance	3,361	5,742
Average recorded investment	4,591	3,820
Interest Income Recognized	200	83
Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	13,733	15,891
Unpaid principal balance	13,733	15,891
Average recorded investment	15,201	15,574
Interest Income Recognized	501	415
Finance leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	177	103
Unpaid principal balance	168	85
Average recorded investment	175	161
Interest Income Recognized	6	1
Financing Receivables Impaired
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	34,356	40,590
Unpaid principal balance	33,829	39,882
Financing Receivables Impaired | Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	34,179	40,487
Unpaid principal balance	33,661	39,797
Financing Receivables Impaired | Finance leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	177	103
Unpaid principal balance	168	85
Impaired account balances individually evaluated for impairment with an allowance
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	12,198	23,939
Unpaid principal balance	12,198	23,939
Individually evaluated allowance	4,624	6,862
Impaired account balances individually evaluated for impairment with an allowance | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	4,745	11,967
Unpaid principal balance	4,745	11,967
Individually evaluated allowance	483	1,450
Impaired account balances individually evaluated for impairment with an allowance | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	2,977	5,246
Unpaid principal balance	2,977	5,246
Individually evaluated allowance	2,720	3,691
Impaired account balances individually evaluated for impairment with an allowance | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	4,476	6,726
Unpaid principal balance	4,476	6,726
Individually evaluated allowance	1,421	1,721
Impaired account balances individually evaluated for impairment without an allowance
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	14,858	15,897
Unpaid principal balance	14,858	15,897
Impaired account balances individually evaluated for impairment without an allowance | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	5,217	6,236
Unpaid principal balance	5,217	6,236
Impaired account balances individually evaluated for impairment without an allowance | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	384	496
Unpaid principal balance	384	496
Impaired account balances individually evaluated for impairment without an allowance | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	9,257	9,165
Unpaid principal balance	¥ 9,257	¥ 9,165